Management of Capital	12 Months Ended
Dec. 31, 2019
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Management of Capital
27.	MANAGEMENT OF CAPITAL

The Company’s objectives of capital management are intended to safeguard the Company’s normal operating requirements on an ongoing basis and the continued development and exploration of its mineral properties.

	December 31, 2019	December 31, 2018	December 31, 2017
Equity	$118,611	$254,224	$196,585
Lease liabilities	39,384	-	-
Loan facility	14,109	-	-
Equipment loans payable	1,343	4,535	-
Other financial liability	2,500	2,441	-
	175,947	261,200	196,585
Less: Cash and cash equivalents	(16,567)	(21,978)	(31,474)
Less: Short-term investments	-	-	(20,082)
	$159,380	$239,222	$145,029

In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions.

The Company also has in place a planning, budgeting and forecasting process which is used to identify the amount of funds required to ensure the Company has appropriate liquidity to meet short and long-term operating objectives. In order to maintain or adjust its capital structure, the Company may issue new shares or debt.

At December 31, 2019, the Company was subject to externally imposed capital requirements (note 16).

At December 31, 2018 and 2017, the Company was not subject to externally imposed capital requirements.